RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Related Party Balances included within Consolidated Financial Statements (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents	$ 10,900	$ 10,500
Ownership Interest Held by Non-Controlling Interest	350000000000.00%
Reinsurance
Disclosure of transactions between related parties [line items]
Transfers under finance agreements from entity, related party transactions	$ 2,000
Sales of property and other assets, related party transactions	$ 1,600
Number of shares issued	3,500,000
Cash included in cash and cash equivalents	$ 318	$ 493
Proportion of ownership interest in associate or joint venture	83.00%	83.00%
Partners Value Investments Inc.
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents	$ 316	$ 107
Oaktree [Member]
Disclosure of transactions between related parties [line items]
Cash included in cash and cash equivalents	486	0
Brookfield Corporation
Disclosure of transactions between related parties [line items]
Sales of property and other assets, related party transactions	3,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Management fees received	$ 350	$ 304